Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 26,731	$ 0
Accounts and other receivables, net	34,830	18,136
Inventory	20,456	4,334
Prepaid expenses and deposits	0	4,013
Total Current Assets	82,017	26,483
Goodwill	505,508	505,508
Total Assets	587,525	531,991
Current Liabilities
Accounts payable and accrued liabilities	846,736	983,358
Current portion of deferred revenue, net of contract assets	96,792	207,566
Notes payable, current portion	5,943	0
Convertible debentures, current portion, net of discount of $22,645 and $55,708, respectively	14,580	2,698
Derivative liabilities	189,775	92,322
Total Current Liabilities	1,153,826	1,285,944
Notes payable, net of current portion	207,219	0
Convertible debentures, net of current portion, net of discount of $141,536 and $287,689, respectively	55,570	18,423
Deferred revenue, net of contract assets and current portion	42,020	54,899
Total Liabilities	1,458,635	1,359,266
Stockholders' Deficit
Common stock: Authorized - 1,490,000,000 shares with $0.001 par value issued and outstanding - 1,192,192,158 and 74,242,196 shares as of December 31, 2020 and 2019, respectively	1,192,192	74,242
Additional paid-in capital	13,068,978	10,697,216
Accumulated deficit	(15,185,187)	(11,630,660)
Total Stockholders' Deficit	(923,017)	(859,202)
Total Liabilities and Stockholders' Deficit	587,525	531,991
Convertible Preferred Stock Series A [Member]
Stockholders' Deficit
Preferred stock value	51,907	31,927
Series B preferred stock [Member]
Stockholders' Deficit
Preferred stock value	$ 1,000	$ 0